Net Revenues by Product Categories(Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 4,696	$ 4,400	$ 4,747	$ 4,362	$ 4,595	$ 4,394	$ 4,716	$ 4,513	$ 18,205	$ 18,218	$ 18,271
Cheese and Dairy
Segment Reporting Information [Line Items]
Net revenues									5,954	5,744	5,591
Meat and Meat Alternatives
Segment Reporting Information [Line Items]
Net revenues									2,691	2,643	2,659
Meals
Segment Reporting Information [Line Items]
Net revenues									2,033	2,047	1,973
Refreshment Beverages
Segment Reporting Information [Line Items]
Net revenues									1,762	1,817	1,863
Enhancers
Segment Reporting Information [Line Items]
Net revenues									1,601	1,705	1,868
Coffee
Segment Reporting Information [Line Items]
Net revenues									1,456	1,460	1,450
Desserts, Toppings and Baking
Segment Reporting Information [Line Items]
Net revenues									1,042	1,142	1,213
Nuts and Salted Snacks
Segment Reporting Information [Line Items]
Net revenues									1,036	997	986
Other
Segment Reporting Information [Line Items]
Net revenues									$ 630	$ 663	$ 668